October 31, 2006


Susan C. Block, Esquire
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C.  20549

Re:   Structured Obligations Corporation
      Amendment No. 1 to Registration Statement on Form S-3
      Filed August 14, 2006
      File No. 333-134429


Dear Ms. Block:

      This letter responds to comments of the Securities and Exchange Commission staff (the "Staff") contained in your letter, dated September 7, 2006 (the "Comment Letter"), regarding the above referenced Registration Statement (the "Registration Statement"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Obligations Corporation (the "Registrant").

      We have also enclosed three copies of this letter and of Amendment No. 2 to the Registration Statement ("Amendment No. 2"), filed by the Registrant today. Please note that Amendment No. 2 contains a prospectus (the "base prospectus") and a form of prospectus supplement (the "prospectus supplement"). Each copy of Amendment No. 2 is blacklined to reflect all of the revisions that were made to Amendment No. 1 to Registration Statement filed with the Securities and Exchange Commission on August 15, 2006. In the text that follows, page references in the headings refer to page numbers of the initial Registration Statement; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of Amendment No. 2 and related exhibits.

      Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 2.

Securities and Exchange Commission
October 31, 2006
Page 2 of 7


Registration Statement on Form S-3

General

1. We note your response to prior comment 5 and re-issue the comment. Please replace the terms "the trust" and "the trust fund" with the term "issuing entity" where applicable. For example, you continue to refer to "the trust" on the cover pages of your prospectuses.

      Response:   The  Registrant  notes the comment  above and has made
the necessary changes.

2. We note that certain certificates issued by the issuing entity may be based on, among other things, one or more market indices or the interest and or other payments paid, accrued or available with respect to a designated asset. Please explain how this is consistent with Rule 3a-7 under the Investment Company Act of 1940 ("1940 Act"). In so doing, please explain whether such trust certificates would be fixed income securities or other securities which entitle their holders to receive payments that depend primarily on the cash flow from eligible assets. Also, to the extent that the issuing entity invests in financial instruments that provide for such returns, please explain whether such investments meet the definition of "eligible asset" under the rule.

      Response: Rule 3a-7 requires that an issuer issue "fixed-income securities or other securities which entitle their holders to receive payments that depend on cash flows from eligible assets." The term "fixed-income securities" is defined in Rule 3a-7(b)(2) to include (among other things) any securities that entitle the holder to receive (i) interest on a principal amount calculated by reference to a fixed rate or to a standard or formula which doe not reference any change in the market value or fair value of eligible assets or (ii) an amount equal to specified fixed or variable portions of the interest received on the assets held by the issuer. Any certificates issued by the issuing entity which pay interest based on one or more market indices will entitle certificateholders to receive interest on the principal amount of their certificates calculated by reference to a standard or formula (i.e., the relevant market index) which does not reference any change in the market value or fair value of the eligible assets held by the issuing entity. Accordingly, such certificates will be fixed income securities within the meaning of Rule 3a-7(b)(2)(ii). Any certificates issued by the issuing entity which pay interest based on the interest and or other payments paid, accrued or available with respect to the eligible assets of the issuing entity will either entitle certificateholders to receive a specified fixed or variable portion of the interest received on the eligible assets held by the issuing entity (and thus be fixed income securities within the meaning or Rule 3a-7(b)(iv)) or will be other securities which entitle certificateholders to receive payments that depend on cash flows from eligible assets held by the issuing entity, as permitted by Rule 3a-7(a)(1).

Securities and Exchange Commission
October 31, 2006
Page 3 of 7


Rule 3a-7(b)(1) defines "eligible assets" to mean financial assets, either fixed or revolving, that by their terms convert to cash within a finite time period plus any rights or other assets designed to assure the servicing or timely distribution of proceeds to security holders. Any financial instruments held by the issuing entity that provide for returns based on one or more market indices will, by their terms, convert to cash within a finite time period, and will thus be an eligible asset with the meaning of Rule 3a-7(b)(1).

3. Please confirm that the minimum requirements for redemption that are disclosed on pages S-33 to S-35 of the prospectus supplement are the same as those that are required for all issuing entities formed for the issuance of securities pursuant to the registration statement. If so, please provide this information in the base prospectus. Alternatively, please explain how the optional exchange as described would be consistent with Rule 3a-7 under the 1940 Act, including the requirement that the issuer not issue redeemable securities. Please note that the Division of Investment Management considers a number of factors to be important in determining whether a security is redeemable. See, e.g., Brown & Wood (pub. avail. Feb. 24, 1994).

      Response: The Registrant confirms that the minimum requirements for redemption that are disclosed on pages S-33 to S-35 of the prospectus supplement are the same as those that are required for all issuing entities formed for the issuance of securities pursuant to the registration statement and have provided this information in the base prospectus.

4. Please explain whether the holders of a call right or warrant would meet the definition of "qualified institutional buyer" as defined in Rule 144 of the Securities Act of 1933.

      Response: It is anticipated that the holders of a call right or warrant would meet the definition of "qualified institutional buyer" as defined in Rule 144 of the Securities Act of 1933.

5. Please confirm that the issuance of call rights and warrants entitling holders thereof to call the Certificates for redemption or purchase of the Deposited Assets would be limited to issuing entities that contain only one single type of underlying security issued by a single issuer.

      Response: The issuance of call rights and warrants entitling holders thereof to call the Certificates for redemption or purchase of the Deposited Assets may include both issuing entities that contain only one single type of underlying security issued by a single issuer as well as those that contain more than one type of underlying securities issued by more than one issuer.

6. Please explain how the tender right, which would allow Certificateholders to tender their Certificates to a designated entity in exchange for either the notional amount or the principal balance of a Certificate, is consistent with Rule 3a-7 under the 1940 Act. In so doing, please explain whether such right makes a Certificate a "redeemable security" as that term is defined in Section 2(a)(32) of the 1940 Act.

Securities and Exchange Commission
October 31, 2006
Page 4 of 7


      Response: The Trust will not issue redeemable securities. The term "redeemable securities" is defined as any security which entitles the holder to receive his or her proportionate share of the issuer's current net assets, or the cash equivalent thereof upon presentation to the issuer of the securities. The holders of the certificates have a tender right which allows them to tender certificates to a third party liquidity provider (who is unrelated to the Registrant), not to the issuer.

Prospectus Supplement #1

7. We are unable to locate your revisions in response to prior comment 12. Please provide bracketed placeholders indicating that you will identify the issuing entity on the cover page of the prospectus supplement.

      Response:   The  Registrant  notes the comment  above and has made
the necessary changes.

Cover

8. We note the sixth bullet on the cover page. Please expand the placeholder to identify each form of credit enhancement that may be used in connection with this prospectus supplement.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

9. We re-issue prior comment 15, in part. Please identify the distribution frequency for the certificates.
      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

10. We re-issue prior comment 16. Revise the cover page to reflect the language set forth in Item 1102(d) of Regulation AB. Accordingly, your disclosure should state that the obligations belong to "the Issuing entity," not "the trust." Additionally, while we note the revisions you have made on page 1 of the summary, you should use the terminology set forth in Regulation AB throughout the document instead of using other defined terms. Revise throughout.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

Securities and Exchange Commission
October 31, 2006
Page 5 of 7


Removal or Substitution of Underlying Securities, page S-8

11. We note the disclosure you have added in response to prior comment 18 but could not locate disclosure in the base prospectus regarding your ability to add underlying securities to a pool of assets after certificates have been issued. Please revise accordingly.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

12. As a follow-up to the comment above, your response to prior comment 31 indicates that you contemplate using a master trust structure. Accordingly, please revise the disclosure in your prospectus supplement and base prospectus to indicate that the trust may be a master trust or advise.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

13. Please also confirm that the master trusts will be structured within the limitations of Item 1101(c)(3)(i) of Regulation AB. Refer to Section III.A.2.f of SEC Release No. 33-8518.

      Response:   The  Registrant  confirms  that  the  master  trusts  will  be structured within the limitations of Item 1101(c)(3)(i) of Regulation AB.

14. Furthermore, if you plan to utilize a master trust structure, please revise your disclosure here and in the base prospectus to reflect that securities held by both the existing and additional Certificateholders will be backed by the expanded asset pool.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

15. Finally, if you plan to use a master trust structure, please confirm that you are aware of and will comply with your reporting responsibilities under the Exchange Act. In particular, please confirm your understanding that subsequent issuances from the same issuing entity may renew your Exchange Act reporting requirements if they have been previously suspended.

Response: The Registrant confirms that it is aware of and will comply with its reporting responsibilities under the Exchange Act, and in particular, confirms its understanding that subsequent issuances from the same issuing entity may renew certain Exchange Act reporting requirements if they have been previously suspended.

Securities and Exchange Commission
October 31, 2006
Page 6 of 7


Sponsor and Depositor, page S-15

16. We note your response to prior comment 27. However, we believe that a mere placeholder is not sufficient in this instance. Therefore, we re-issue the prior comment. Please provide the disclosure, or form of disclosure, required by 1104 and 1106 of Regulation AB.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

Other Credit Support, page 27

17. This disclosure appears to belong in the base prospectus. Please revise accordingly and ensure that your "Other Deposited Assets" section is either removed or revised to similarly limit the use of derivatives to those described in this section.

      Response:   The  Registrant  notes the comment  above and has made
the necessary change.

Base Prospectus

Index of Terms, page 54

18. We note your responses to comments 35 and 39. Please revise the registration
statement  to  define  the  terms   "extendable   securities"   and  "designated
securities."

      Response: The Registrant notes the comment above and has made the necessary changes.

Securities and Exchange Commission
October 31, 2006
Page 7 of 7


      If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.

      Thank you.




                                    Sincerely yours,

                                    /s/ Al B. Sawyers

                                    Al B. Sawyers